Statement of Redeemable Convertible Preferred Stock and Shareholders' Equity (Deficit) (Parenthetical) (USD $)	9 Months Ended
Sep. 30, 2014
Offering costs for sale of common stock in initial public offering	$ 4,245,158
Common Stock [Member]
Offering costs for sale of common stock in initial public offering	$ 4,245,158